INVESTMENTS (NET UNREALIZED INVESTMENTS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gains (losses) arising during the year	$ (160)	$ (1,020)	$ 1,043
DAC	(6)	41
Balance, end of the period	28
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	690
Balance, end of the period	447	690
Unrealized Investment Gains Losses With Otti Losses | Net Unrealized Gains (Losses) On Investments | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	16	10
Net unrealized gains (losses) arising during the year	(6)	(7)
Included in Net earnings (loss)	9	13
Excluded from Net earnings (loss)	0	0
Balance, end of the period	19	16	10
Unrealized Investment Gains Losses With Otti Losses | DAC | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	0	0
DAC	(1)	0
Balance, end of the period	(1)	0	0
Unrealized Investment Gains Losses With Otti Losses | Policyholders Liabilities | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	(4)	0
Policyholders liabilities	(6)	(4)
Balance, end of the period	(10)	(4)	0
Unrealized Investment Gains Losses With Otti Losses | Deferred Income Tax Asset Liability | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	(5)	(4)
Deferred income taxes	2	(1)
Balance, end of the period	(3)	(5)	(4)
Unrealized Investment Gains Losses With Otti Losses | AOCI Gain Losses Related to Net Unrealized Investment Gains Losses | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	7	6
Net unrealized gains (losses) arising during the year	(6)	(7)
Included in Net earnings (loss)	9	13
Excluded from Net earnings (loss)	0	0
DAC	(1)	0
Deferred income taxes	2	(1)
Policyholders liabilities	(6)	(4)
Balance, end of the period	5	7	6
Unrealized Investment Gains Losses All Other | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	676
Balance, end of the period	428	676
Unrealized Investment Gains Losses All Other | Equity securities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	(2)
Balance, end of the period	0	(2)
Unrealized Investment Gains Losses All Other | Net Unrealized Gains (Losses) On Investments | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	674	2,231
Net unrealized gains (losses) arising during the year	(240)	(1,562)
Included in Net earnings (loss)	(6)	5
Excluded from Net earnings (loss)	0	0
Balance, end of the period	428	674	2,231
Unrealized Investment Gains Losses All Other | DAC | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	(82)	(122)
DAC	(5)	40
Balance, end of the period	(87)	(82)	(122)
Unrealized Investment Gains Losses All Other | Policyholders Liabilities | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	(213)	(368)
Policyholders liabilities	24	155
Balance, end of the period	(189)	(213)	(368)
Unrealized Investment Gains Losses All Other | Deferred Income Tax Asset Liability | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	(133)	(610)
Deferred income taxes	80	477
Balance, end of the period	(53)	(133)	(610)
Unrealized Investment Gains Losses All Other | AOCI Gain Losses Related to Net Unrealized Investment Gains Losses | Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Balance, beginning of the period	246	1,131
Net unrealized gains (losses) arising during the year	(240)	(1,562)
Included in Net earnings (loss)	(6)	5
Excluded from Net earnings (loss)		0
DAC	(5)	40
Deferred income taxes	80	477
Policyholders liabilities	24	155
Balance, end of the period	$ 99	$ 246	$ 1,131